Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses [Abstract]
Accrued Expenses

	As of December 31,
In thousands of USD	2021	2020	2019
Related to research and development expenses	3,637	1,991	1,530
Related to other professional services	1,546	1,110	240
Related to employee benefits	2,901	1,950	1,090
Related to taxes and fees	255	196	16
Total	8,339	5,247	2,876